Supplement to the currently effective PROSPECTUS

Deutsche Small Cap Core Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Joseph Axtell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Joseph Axtell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

•	Joined Deutsche Asset Management in 2001 with 16 years of industry experience; previously, he served as a European Equities Portfolio Manager at Scudder Investments (which was later acquired by Deutsche Bank). Prior to joining, he worked as a Senior Analyst for International Equities at Merrill Lynch Investment Managers, as an International Research Analyst at PCM International and in various investment positions at Prudential Capital Corporation, Prudential-Bache Capital Funding and Prudential Equity Management Associates.
•	Portfolio Manager for Global Small Cap and US Small and Mid Cap Equities: New York.
•	BS from Carlson School of Management, University of Minnesota.

Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

•	Joined Deutsche Asset Management in 2009.
•	Portfolio Manager and Equity Research Analyst: New York.
•	Previously, Business Intelligence Analyst, Corporate Executive Board (now owned by Gartner) from 2005-2007; Research Associate, Compass Lexecon (now owned by FTI Consulting) from 2003-2005.
•	BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.

Please Retain This Supplement for Future Reference

May 30, 2017

PROSTKR-849